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                     GORDON ALTMAN BUTOWSKY WEITZEN SHALOV & WEIN




                                                      January 6, 1997




VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:  The Saratoga Advantage Trust;
              Rule 497(j) Filing
              File No. 33-79708
              -----------------------------

Dear Sir/Madam:

         On behalf of the Trust, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933, as amended, would not have differed from that contained in the Trust's most recent Post-Effective Amendment to the Trust's registration statement on Form N-1A, which was filed electronically via EDGAR with the Securities and Exchange Commission on December 30, 1996.

         If you have any questions, please call me at (212) 626-0807.

                                                 Very truly yours,


GMS/gpb                                          George M. Silfen